CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accounts receivable, allowance for doubtful accounts	$ 1,087,465	$ 3,189,110
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	279,214,103	225,864,103
Ordinary shares, shares outstanding	260,836,578	223,577,853
Treasury Stock, shares	4,643,150	2,286,250